Property And Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
The following table shows estimated useful lives of property and equipment:

Classification	Estimated Useful Lives
Machinery and equipment	5 to 10 years
Building and leasehold improvements	5 to 25 years
Computer and data processing equipment	3 to 5 years
Computer software	3 to 5 years
Furniture and fixtures	5 to 10 years
Property and equipment consisted of the following:

(in millions)	December 31,
	2012	2011
Land	$27.7	$27.7
Machinery and equipment	50.9	48.3
Building and leasehold improvements	104.0	102.1
Computer and data processing equipment	56.4	49.7
Computer software	30.2	29.2
Furniture and fixtures	21.6	20.3
Construction in progress	11.9	17.0
Total property and equipment	302.7	294.3
Less accumulated depreciation	160.0	140.0
Net property and equipment	$142.7	$154.3